BACKGROUND AND CRITICAL ACCOUNTING POLICIES - Policies - impairment (Details) £ in Billions	Dec. 31, 2017 GBP (£)
Distribution rights
Assets subject to impairment estimates
Intangible assets	£ 1.5
Available-for-sale securities and assets held at amortised cost
Assets subject to impairment estimates
Financial investments	£ 47.5